Exhibit 2

JPMBB Commercial Mortgage Securities Trust 2016-C1

Commercial Mortgage Pass-Through Certificates, Series 2016-C1

Report To:

J.P. Morgan Chase Commercial Mortgage Securities Corp.

JPMorgan Chase Bank, National Association

10 February 2016

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. JPMorgan Chase Bank, National Association 383 Madison Avenue New York, New York 10179

Re:	JPMBB Commercial Mortgage Securities Trust 2016-C1 Commercial Mortgage Pass-Through Certificates, Series 2016-C1 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist J.P Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”) with respect to the comparison or recalculation of certain information related to the Mortgage Loans (as defined in Attachment A) that secure the Certificates. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, JPMorgan Chase Bank, National Association (“JP Morgan”), Barclays Bank PLC (“Barclays”), Starwood Mortgage Funding II LLC (“Starwood”) and Redwood Commercial Mortgage Corporation (“Redwood,” together with JP Morgan, Barclays and Starwood, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

i.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the historical three year period, if applicable (the “Historical 3 Year Period”) and most recent trailing twelve month period (the “TTM Period,” together with the Historical 3 Year Period, the “Historical Periods”) for the Collateral Property (as defined in Attachment A) or Collateral Properties (as defined in Attachment A) that secure the Mortgage Loan,
ii.	The most recent appraisal report (the “Appraisal”) prepared for the applicable Mortgage Loan Seller, which contains the appraiser’s estimated year one (the “Year One Period,” together with the Historical Periods, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

iii.	Copies of the:
i.	Ground rent abstracts or leases, if applicable (the “Ground Rent Documents”),
ii.	Most recent real estate tax bills (the “Tax Bills”) and
iii.	Most recent insurance bills (the “Insurance Bills”) or insurance review file (the “Insurance Review File”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

iv.	Asset summary reports (the “ASRs”) for the Mortgage Loan,
v.	Schedules relating to the lease early termination option provisions for the Collateral Property or Collateral Properties that secure the Mortgage Loan, if applicable (the “Lease Early Termination Schedules”),
vi.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
vii.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the tenants at the Collateral Property or Collateral Properties that secure the Mortgage Loan,
viii.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
ix.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

x.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used by the applicable Mortgage Loan Seller to prepare the information on the ASR, Underwritten Rent Roll, Underwriting File and/or Tenant Billing Schedule (as defined herein), which were included as footnotes to the Underwriting File and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller, and
xi.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance for each Mortgage Loan, which is summarized on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report with respect to each of the fifteen (15) largest Mortgage Loans (by original principal balance) on the Mortgage Loan Schedule (the “Top 15 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with an electronic file with the applicable Mortgage Loan Seller’s calculation of the physical occupancy rate for each Historical Period (the “Historical Occupancy File”) for the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan (only if the physical occupancy rate for each Historical Period is not included on the Borrower Operating Statement Data Files that were provided for such Collateral Property or Collateral Properties).

For the purpose of the procedures described in this report with respect to each of the ten (10) largest Mortgage Loans (by original principal balance) on the Mortgage Loan Schedule (the “Top 10 Mortgage Loans”), the Mortgage Loan Sellers, as applicable, on behalf of the Depositor, provided us with the tenant billing schedule and any supplemental information prepared by the Mortgage Loan borrower(s) (the “Tenant Billing Schedule”) relating to the tenants at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan.

For certain Collateral Properties, we were instructed by the applicable Mortgage Loan Sellers, on behalf of the Depositor, to obtain information relating to the current property taxes for each such Collateral Property from the applicable tax assessor website (each, a “Tax Assessor Website,” and collectively, the “Tax Assessor Websites”).

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Ground Rent Documents, Tax Bills, Insurance Bills, Insurance Review Files, Lease Early Termination Schedules, Borrower Rent Roll Files, Lease Documents, Historical Occupancy Files and Tax Assessor Websites are hereinafter collectively referred to as the “Source Documents.”

The procedures in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule, Tenant Billing Schedules and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any further procedures than those listed in Attachment A with respect to the preparation or verification of any of the information set forth in the ASRs, Underwritten Rent Rolls, Underwriting Files or Tenant Billing Schedules. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation and (d) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

10 February 2016

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The Certificates represent the ownership interests in JPMBB Commercial Mortgage Securities Trust 2016-C1 (the “Issuing Entity”) that will be established by the Depositor and
b.	The assets of the Issuing Entity will primarily consist of a pool of 50 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first mortgage liens on 110 commercial and multifamily properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”).

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal,
c.	Information in the Leases and
d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross income or total revenues,
ii.	Total expenses and
iii.	Net operating income or net cash flow

for each Specified Period that is shown on the Borrower Operating Statement Data Files, Appraisal or Leases (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File and
b.	Use a materiality threshold of +/- 2%.

Historical Occupancy Comparison Procedures

2.	Using:
a.	Information on the Historical Occupancy File,
b.	Information on the Borrower Operating Statement Data Files,
c.	Information on the Borrower Rent Roll Files and
d.	The Underwriting Instructions and Adjustments

for each Top 15 Mortgage Loan, we compared the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the corresponding physical occupancy rates on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor, instructed us to use a materiality threshold of +/- 0.5%.

Attachment A Page 2 of 5

Cashflow Reimbursement Comparison and Recalculation Procedures

3.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases (only if a Lease Abstract was not available),
c.	Information in the Estoppels and
d.	The Underwriting Instructions and Adjustments

for each Top 10 Mortgage Loan, we compared, or recalculated and compared, the cash flow reimbursements for the five largest tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Top 10 Mortgage Loan, as shown on the Lease Abstracts, Leases or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 10%.

We performed no procedures to compare any information in the Lease Abstracts to the corresponding information in the Leases or the Estoppels.

Supporting Expense Comparison and Recalculation Procedures

4.	Using:
a.	Information in the Ground Rent Documents and
b.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, we compared, or recalculated and compared, the ground rent expanse of each Mortgage Loan for the TTM Period, as shown in the Ground Rent Documents, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%.

Attachment A Page 3 of 5

Supporting Expense Comparison and Recalculation Procedures (continued)

5.	Using:
a.	Information on the Tax Bills,
b.	Information on the Tax Assessor Website,
c.	Information on the Insurance Bills,
d.	Information in the Insurance Review File,
e.	Information in the Appraisals,
f.	Information on the Borrower Operating Statement Data Files and
g.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, we compared the tax expense and insurance expense amounts for the TTM Period or the Underwritten Period (as applicable), as shown on the Source Documents listed in a. through f. above, to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%.

Lease Expiration and Termination Comparison Procedures

6.	Using:
a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels,
d.	Information on the Lease Early Termination Schedule and
e.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the twenty largest Mortgage Loans (by original principal balance) on the Mortgage Loan Schedule (the “Top 20 Mortgage Loans”), we compared:

i.	The lease expiration date for all tenants at the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan and
ii.	The lease early termination options for the ten largest tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Top 20 Mortgage Loan,

all as shown in the Source Documents listed in a. through d. above, to the corresponding information in the ASR, or if such compared information does not agree with the information in the ASR, to the corresponding information in the Underwritten Rent Roll. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found which did not agree with the information in either the ASR or Underwritten Rent Roll.

Attachment A Page 4 of 5

Lease Expiration and Termination Comparison Procedures (continued)

6. (continued)

Using:

a.	Information in the Lease Abstracts,
b.	Information in the Leases,
c.	Information in the Estoppels and
d.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan that is not a Top 20 Mortgage Loan, we compared the lease expiration date for the top five tenants (by square feet) at the Collateral Property or Collateral Properties that secure such Mortgage Loan, as shown in the Source Documents listed in a. through c. above, to the corresponding information in the ASR, or if such compared information does not agree with the information in the ASR, to the corresponding information in the Underwritten Rent Roll. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found which did not agree with the information in either the ASR or Underwritten Rent Roll.

For the purpose of this procedure, the Depositor instructed us to only compare information on the Underwritten Rent Roll when the information in the applicable Source Documents did not agree with the corresponding information on the ASR (as described above). We performed no procedures to compare any other information on the Underwritten Rent Roll for each Mortgage Loan.

Rent Roll Recalculation Procedures

7.	Using:
a.	Information on the Borrower Rent Roll Files and
b.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each Mortgage Loan, we recalculated the total annual rent for the Underwritten Period and compared such recalculated amount to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found (subject to the instruction provided by the Depositor that is described below).

For the purpose of this procedure, the Depositor instructed us to use a materiality threshold of +/- 5%.

Attachment A Page 5 of 5

Underwritten Cashflow Comparison and Recalculation Procedures

8.	Using:
a.	Information on the Underwriting File,
b.	Information in the Source Documents,
c.	Information on the ASRs and
d.	The Underwriting Instructions and Adjustments

for each Mortgage Loan, and the additional instructions provided by the Depositor that are described in the succeeding paragraph of this Item 8., we recalculated the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable), on behalf of the Depositor, a list of any differences that were found (subject to the instructions provided by the Depositor that are described below).

For the purpose of this procedure, the Depositor instructed us:

i.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 1% which is also below $10,000 and
ii.	To assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item.

9.	Subsequent to the performance of the procedures described in Items 1. through 8. above, we received from the Mortgage Loan Sellers, on behalf of the Depositor, certain updated ASRs, Underwritten Rent Rolls, Underwriting Files and Tenant Billing Schedules for each Mortgage Loan (as applicable). As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in Items 1. through 8. above to the corresponding information on the updated ASRs, Underwritten Rent Rolls, Underwriting Files and Tenant Billing Schedules (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents used to perform the procedures described in Items 1. through 8. above and the results of the comparison procedures described in the preceding two sentences of this Item 9.

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

215 Park Avenue South	Barclays	$95,000,000
5 Penn Plaza	Barclays	$78,000,000
32 Avenue of the Americas	JP Morgan	$72,500,000
Naples Grande Beach Resort	JP Morgan	$70,000,000
7700 Parmer	JP Morgan	$70,000,000
U-Haul Portfolio - AREC 11	Barclays	$55,000,000
Marriott - Troy, MI	Barclays	$48,500,000
Wolf Creek Apartments	JP Morgan	$44,000,000
The 9	JP Morgan	$37,000,000
Simply Self Storage Midwest Portfolio	Starwood	$31,605,000
Aventura View	JP Morgan	$28,000,000
Cypress Pointe Apartments	JP Morgan	$26,681,000
Hilton Garden Inn Lake Oswego	JP Morgan	$25,125,000
ExchangeRight Net Leased Portfolio 11	Barclays	$25,012,000
Hampton Inn & Suites By Hilton - Lynnwood	Starwood	$20,750,000
Hannibal Square II Portfolio	Redwood	$18,650,000
University Parke	JP Morgan	$18,225,000
Rhodes Ranch	Redwood	$17,700,000
Casa De Fuentes Apartments	JP Morgan	$16,109,000
Largo Hotel Portfolio	Barclays	$15,350,000
Seeley Building	Starwood	$11,900,000
Summit at Town Lake	Barclays	$11,000,000
Waynesville Commons Power Center	Barclays	$10,875,000
Hilton Garden Inn Chattanooga	JP Morgan	$10,000,000
111 Townsend	Barclays	$10,000,000
Pines of Roanoke Apartments	Redwood	$10,000,000
Austin Industrial Portfolio	Starwood	$9,750,000
Vancouvercenter Apartments	JP Morgan	$9,000,000
Shoppes at Sherbrooke	Barclays	$8,250,000
Longmeadow Professional Park	Barclays	$8,195,000
Rancho Pavilion	JP Morgan	$8,000,000
Villas at Helen of Troy	Redwood	$7,800,000
Stafford Apartments	Redwood	$7,700,000
750 Central Avenue	Barclays	$7,350,000
Tangerine Crossing	Barclays	$7,000,000
Topanga Park Retail Portfolio	JP Morgan	$7,000,000
Shoppes at St. Lucie West	Redwood	$6,900,000
Greenville South Shopping Center	Barclays	$6,825,000
The Summit Building	Barclays	$6,650,000
Peachtree Square Industrial Park	Starwood	$6,050,000
The River House	Barclays	$5,500,000
Holiday Inn Express & Suites - Woodland, CA	Barclays	$5,400,000
EDC Portfolio	Barclays	$4,750,000
Executive Office Terrace	Barclays	$4,000,000
Lubbock Southwest Shopping Center	Barclays	$3,850,000
Bargain Storage Black Canyon	Redwood	$3,500,000

Exhibit 1 to Attachment A

Mortgage Loan Schedule

Mortgage Loan	Mortgage Loan Seller	Original Principal Balance

Boutte Shopping Center	Barclays	$3,300,000
Fall Haven Apartments	Barclays	$3,250,000
Stockbridge Apartments	Starwood	$3,000,000
College Plaza	Starwood	$2,360,000

Note:

1.	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the JPMBB Commercial Mortgage Securities Trust 2016-C1 securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

215 Park Avenue South
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $95,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	Estoppels and Underwriting Instructions and Adjustments	No exceptions noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases, Estoppels and Underwriting Instructions and Adjustments	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File and Underwriting Instructions and Adjustments	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

5 Penn Plaza
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $78,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	Leases and Underwriting Instructions and Adjustments	No exceptions noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Bills, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases, Estoppels, Lease Early Termination Schedule and Underwriting Instructions and Adjustments	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

32 Avenue of the Americas
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $72,500,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No exceptions noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Naples Grande Beach Resort
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $70,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisals	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

7700 Parmer
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $70,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	Lease Abstracts, Estoppels and Underwriting Instructions and Adjustments	No exceptions noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts and/or Estoppels	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

U-Haul Portfolio - AREC 11
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $55,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Marriott - Troy, MI
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $48,500,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Wolf Creek Apartments
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $44,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

The 9 - Tower Parking Garage Portion
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $37,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File, ASR and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

The 9 - The Metropolitan Hotel Portion
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $37,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File, ASR and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

The 9 - Concierge Living at the Nine Portion
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $37,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Rent Roll File	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File, ASR and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Simply Self Storage Midwest Portfolio
Mortgage Loan Seller: Starwood		Top 10 Mortgage Loan:	Yes
Original Principal Balance: $31,605,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File and Underwriting Instructions and Adjustments	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Tax Assessor Website	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Aventura View
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $28,000,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts, Leases and Underwriting Instructions and Adjustments	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Cypress Pointe Apartments
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $26,681,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Historical Occupancy File	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Hilton Garden Inn Lake Oswego
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $25,125,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

ExchangeRight Net Leased Portfolio 11
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $25,012,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Appraisal and Leases	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts and/or Leases and Underwriting Instructions and Adjustments	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Hampton Inn & Suites By Hilton - Lynnwood
Mortgage Loan Seller: Starwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $20,750,000		Top 15 Mortgage Loan:	Yes
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	Borrower Operating Statement Data Files	No exceptions noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Hannibal Square II Portfolio
Mortgage Loan Seller: Redwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $18,650,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

University Parke
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $18,225,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Rhodes Ranch
Mortgage Loan Seller: Redwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $17,700,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No exceptions noted
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts and/or Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Casa De Fuentes Apartments
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $16,109,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Largo Hotel Portfolio
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $15,350,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	Yes
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Borrower Operating Statement Data Files, Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Seeley Building
Mortgage Loan Seller: Starwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $11,900,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Summit at Town Lake
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $11,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Waynesville Commons Power Center
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $10,875,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	Ground Rent Documents	No exceptions noted
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Hilton Garden Inn Chattanooga
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $10,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

111 Townsend
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $10,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Pines of Roanoke Apartments
Mortgage Loan Seller: Redwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $10,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Austin Industrial Portfolio
Mortgage Loan Seller: Starwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $9,750,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts, Leases and Underwriting Instructions and Adjustments	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Vancouvercenter Apartments
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $9,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Shoppes at Sherbrooke
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $8,250,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts and Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Longmeadow Professional Park
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $8,195,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Insurance Review File, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Rancho Pavilion
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $8,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts and Estoppels	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Villas at Helen of Troy
Mortgage Loan Seller: Redwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $7,800,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Stafford Apartments
Mortgage Loan Seller: Redwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $7,700,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

750 Central Avenue
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $7,350,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Tangerine Crossing
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $7,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Review File, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Topanga Park Retail Portfolio
Mortgage Loan Seller: JP Morgan		Top 10 Mortgage Loan:	No
Original Principal Balance: $7,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Assessor Website, Insurance Review File and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Estoppels and Underwriting Instructions and Adjustments	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Shoppes at St. Lucie West
Mortgage Loan Seller: Redwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,900,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Greenville South Shopping Center
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,825,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

The Summit Building
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,650,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Peachtree Square Industrial Park
Mortgage Loan Seller: Starwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $6,050,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

The River House
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $5,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Holiday Inn Express & Suites - Woodland, CA
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $5,400,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

EDC Portfolio
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $4,750,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Insurance Bills and Underwriting Instructions and Adjustments	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Executive Office Terrace
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $4,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Estoppels	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Lubbock Southwest Shopping Center
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,850,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases and Estoppels	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Bargain Storage Black Canyon
Mortgage Loan Seller: Redwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,500,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Boutte Shopping Center
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,300,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Fall Haven Apartments
Mortgage Loan Seller: Barclays		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,250,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

Stockbridge Apartments
Mortgage Loan Seller: Starwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $3,000,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills and Insurance Review File	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	N/A	N/A
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable

College Plaza
Mortgage Loan Seller: Starwood		Top 10 Mortgage Loan:	No
Original Principal Balance: $2,360,000		Top 15 Mortgage Loan:	No
		Top 20 Mortgage Loan:	No
The following Items 1. through 8. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	Compare, or recalculate and compare, the (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income or net cash flow information on the Borrower Operating Statement Data Files, Appraisal and Leases (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 2% threshold.	Borrower Operating Statement Data Files and Appraisal	No exceptions noted
HISTORICAL OCCUPANCY COMPARISON PROCEDURES
2	For the Top 15 Mortgage Loans, compare the physical occupancy rate for each Historical Period on the Historical Occupancy File, Borrower Operating Statement Data Files or Borrower Rent Roll Files to the physical occupancy rates on the Underwriting File. Identify any variance above a 0.5% threshold.	N/A	N/A
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
3	For the Top 10 Mortgage Loans, compare, or recalculate and compare, the cash flow reimbursements for the top five tenants (by square feet) that are shown on the Lease Abstracts, Leases (only if a Lease Abstract was not available) or Estoppels, to the corresponding information on the Tenant Billing Schedule and Underwriting File. Identify any variance above a 10% threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
4	Compare, or recalculate and compare, the ground rent expense in the Ground Rent Documents for the TTM Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
5	Compare the amounts on the Tax Bills, Tax Assessor Website, Insurance Bills, Insurance Review File, Appraisals and/or Borrower Operating Statement Data Files to the corresponding amounts for the TTM Period or Underwritten Period on the Underwriting File. Identify any variance above a 5% threshold.	Tax Bills, Tax Assessor Website and Insurance Bills	No exceptions noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
6	For the Top 20 Mortgage Loans, compare the lease expiration date (for all tenants) and lease early termination options (for the top ten tenants by square feet) that are shown in the Lease Abstracts, Leases, Estoppels or Lease Early Termination Schedule to the corresponding information in the ASR or Underwritten Rent Roll. For non-Top 20 Mortgage Loans, compare the lease expiration date for the top five tenants (by square feet) that is shown in the Lease Abstracts, Leases or Estoppels to the corresponding information in the ASR or Underwritten Rent Roll.	Lease Abstracts and Leases	No exceptions noted
RENT ROLL RECALCULATION PROCEDURES
7	Compare the total annual rent for the Underwritten Period on the Borrower Rent Roll Files to the corresponding information on the Underwriting File. Identify any variance above a 5% threshold.	Borrower Rent Roll File	No exceptions noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
8	Using the information for the Specified Periods on the Underwriting File, Source Documents, ASRs and the Underwriting Instructions and Adjustments, recalculate the underwritten revenue and expense line items that are shown on the Underwriting File. Identify any variance above a 1% or $10,000 threshold.	Underwriting File and Underwriting Instructions and Adjustments	No exceptions noted
**N/A: Not Applicable